COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
NOTE 9 -     COMMITMENTS AND CONTINGENCIES

Legal Proceedings

Almut Von Biedermann
On May 10, 2010, the Company was served with an action from Ms. Von Biederman for breach of contract seeking damages in excess of $75,000. The Company intends to vigorously defend the action, and has accrued $20,000 of prior consulting fees due to Ms. Von Biedermann.

NOTE 13 - COMMITMENTS AND CONTINGENCIES

(a)   Legal Proceedings

Freifeld

On or about November 2008, the plaintiffs, Freifelds brought an action against the Company seeking summary judgment in lieu of complaint on two debt conversions.  The plaintiffs converted their notes and received the Company’s stock certificates in November 2008. Subsequently, the plaintiffs brought suit, requesting repayment of their converted notes.  The Company has retained legal counsel and has filed pre-answer motion for summary judgment for the Company.  The Plaintiffs have moved for summary judgment in lieu of a complaint and we cross-moved for summary judgment. The Court has indicated that it is going to set the matter down for an evidentiary hearing. On October 20, 2010, the Company reached a settlement with the plaintiff resulting in an additional 527,175 shares for interest accrued from October 23, 2008 until settlement date.

Attorney General Inquiry

On or about September 24, 2009, the Company received a subpoena duces tecum from the Attorney General’s Office of the State of New York that seeks documents and information related to the PULSE. As disclosed in the Company’s 8-K filed on September 17, 2010, the Company entered into an Assurance of Discontinuance Pursuant to Executive Law §63(15) (the “Assurance”) with the Office of the Attorney General of the State of New York (the “OAG”). The Company neither admits nor denies the findings of the OAG, made in connection with the OAG’s inquiry relating to the Company’s discontinued “PULSE” project. Pursuant to the Assurance of Discontinuance, (i) the Company is permanently enjoined from using or selling the PULSE product. (The Company had voluntarily ceased marketing the PULSE product shortly after the commencement of the OAG’s inquiry; (ii) the Company will pay $100,000 to the OAG in disgorgement, penalties, and costs; and (iii) the OAG will discontinue its investigation of the “PULSE” project.   The Company paid $100,000 in the fiscal year ended December 31, 2010.

Federal Trade Commission Civil Investigative Demand

On or about December 16, 2009, the Company received a Civil Investigative Inquiry from the Federal Trade Commission (“FTC”) related to PULSE.  In October of 2010, the Company entered into a Final Order for Permanent Injunction and Other Equitable Relief in settlement of the FTC’s allegations. Pursuant to the Order, the Company is permanently enjoined from using or selling the PULSE product (which the Company had voluntarily ceased marketing the PULSE product shortly after the commencement of the FTC’s inquiry) and to destroy an information collected from PULSE. There was no monetary settlement.

Almut Von Biedermann
On May 10, 2010, the Company was served with an action from Ms. Von Biederman for breach of contract seeking damages in excess of $75,000. The Company is currently in mediation proceedings, and has accrued $20,000 of prior consulting fees due to Ms. Von Biedermann.

(b)   Leases

The Company signed an operating lease beginning July 31, 2006 for its corporate office space located in Syosset, New York.  The lease has a term of five years and two months and expires on September 30, 2011.  In the fiscal year ended December 31, 2009 the Company settled on a previous office lease in Massachusetts. As a result a security deposit of $4,000 and approximately $13,000 of rent expense was reversed and recorded as a gain on extinguishment of a liability. The future minimum rental payments required under the lease agreement for the fiscal year ended December 31, 2011 is approximately $44,000.

Rent expense was approximately $60,000 and $50,000 for the years ended December 31, 2010 and 2009, respectively.